Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.2%
Adecoagro SA(a)	88,935	$945,379
BB Seguridade Participacoes SA	624,178	2,802,496
Sul America SA	1	6
Telefonica Brasil SA	452,346	3,836,309
TIM SA	755,506	1,764,205
		9,348,395
China — 41.7%
360 DigiTech Inc., ADR(a)	76,690	2,152,688
3SBio Inc.(a)(b)	1,134,000	1,372,811
Agile Group Holdings Ltd.	1,048,000	1,489,595
Alibaba Group Holding Ltd.(a)	398,128	10,832,965
Alibaba Group Holding Ltd., ADR(a)	50,115	10,722,605
Anhui Conch Cement Co. Ltd., Class H	1,101,000	6,887,236
Apeloa Pharmaceutical Co. Ltd., Class A	63,100	258,593
Bank of Communications Co. Ltd., Class H	7,805,000	5,260,754
Beijing Enterprises Holdings Ltd.	450,000	1,559,107
Bosideng International Holdings Ltd.	2,888,000	1,598,991
Brilliance China Automotive Holdings Ltd.(c)	2,760,000	2,596,091
BYD Electronic International Co. Ltd.	602,500	3,962,568
C&S Paper Co. Ltd., Class A	70,200	366,959
China Cinda Asset Management Co. Ltd., Class H	7,864,000	1,681,680
China CITIC Bank Corp. Ltd., Class H	7,962,000	4,352,024
China Communications Services Corp. Ltd., Class H	2,134,000	899,147
China Conch Venture Holdings Ltd.(d)	1,448,500	6,669,837
China Construction Bank Corp., Class H	26,813,000	22,022,909
China Everbright Bank Co. Ltd., Class H	2,826,000	1,198,432
China Everbright Ltd.	826,000	1,045,310
China Hongqiao Group Ltd.	2,033,500	3,274,804
China Lesso Group Holdings Ltd.	968,000	2,548,730
China Longyuan Power Group Corp. Ltd., Class H	2,978,000	4,210,830
China Medical System Holdings Ltd.	1,212,000	3,109,749
China Meidong Auto Holdings Ltd.	500,000	2,636,830
China Merchants Port Holdings Co. Ltd.	1,306,000	2,123,593
China National Building Material Co. Ltd., Class H	3,450,000	4,613,186
China Power International Development Ltd.	3,498,000	879,069
China Resources Cement Holdings Ltd.	2,180,000	2,314,646
China Resources Pharmaceutical Group Ltd.(b)	1,410,000	1,011,447
China Resources Power Holdings Co. Ltd.	1,716,000	2,210,967
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	52,400	214,717
China Shenhua Energy Co. Ltd., Class H	926,000	2,097,190
China Taiping Insurance Holdings Co. Ltd.	1,442,200	2,659,746
China Traditional Chinese Medicine Holdings Co. Ltd.	2,470,000	1,594,179
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,017,000	911,523
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	2,301,000	4,842,371
COSCO SHIPPING Ports Ltd.	1,626,000	1,320,014
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	75,080	279,507
Dali Foods Group Co. Ltd.(b)	1,831,500	1,146,915
Daqin Railway Co. Ltd., Class A	795,428	856,830
Daqo New Energy Corp., ADR(a)	18,286	1,360,113
Dongfeng Motor Group Co. Ltd., Class H	2,420,000	2,265,380
Far East Horizon Ltd.	1,484,000	1,622,514
Fuyao Glass Industry Group Co. Ltd., Class H(b)	541,200	3,593,330
GF Securities Co. Ltd., Class H.	986,400	1,410,441
Great Wall Motor Co. Ltd., Class H	2,764,000	7,721,816
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	24,600	586,917
Haitian International Holdings Ltd.	569,000	1,988,857
Hesteel Co. Ltd., Class A(a)	586,200	228,879
Security	Shares	Value

China (continued)
Hopson Development Holdings Ltd.	586,200	$2,884,114
Hua Hong Semiconductor Ltd.(a)(b)	417,000	2,235,582
Huaxin Cement Co. Ltd., Class A	74,700	256,223
Hunan Valin Steel Co. Ltd., Class A	338,420	363,239
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	451,400	401,013
Intco Medical Technology Co. Ltd., Class A	18,200	406,505
Jiangsu Expressway Co. Ltd., Class H	1,090,000	1,318,111
Jiangxi Copper Co. Ltd., Class H	990,000	2,345,458
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	62,700	154,804
JOYY Inc., ADR	2,159	166,135
Kingboard Holdings Ltd.	591,500	3,147,428
Kingboard Laminates Holdings Ltd.	834,500	1,781,247
Kingfa Sci & Tech Co. Ltd., Class A	137,700	489,078
Kingsoft Corp. Ltd.	857,000	5,782,102
KWG Group Holdings Ltd.	1,134,500	1,745,660
Lee & Man Paper Manufacturing Ltd.	1,163,000	1,014,895
Lenovo Group Ltd.	6,442,000	7,726,792
Li Ning Co. Ltd.	1,869,500	17,536,861
Nine Dragons Paper Holdings Ltd.	1,464,000	2,209,181
Noah Holdings Ltd., ADR(a)(d)	30,098	1,371,867
Northeast Securities Co. Ltd., Class A	125,200	175,141
Perennial Energy Holdings Ltd.	715,000	277,583
PICC Property & Casualty Co. Ltd., Class H	6,151,000	5,876,936
Postal Savings Bank of China Co. Ltd., Class H(b)	7,082,000	5,103,968
Sailun Group Co. Ltd., Class A	163,900	276,291
Sany Heavy Equipment International Holdings Co. Ltd.	981,000	1,089,909
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	61,100	226,062
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	116,675	515,280
Shandong Sun Paper Industry JSC Ltd., Class A	140,400	315,472
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,216,000	4,892,592
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	28,933	562,676
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	696,600	1,574,845
Shanxi Taigang Stainless Steel Co. Ltd., Class A	304,800	317,172
Shenzhen International Holdings Ltd.	1,076,500	1,637,529
Shenzhen Investment Ltd.	2,270,000	806,433
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	56,400	310,440
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	64,400	294,805
Sinopharm Group Co. Ltd., Class H	1,196,400	4,067,573
Sinotruk Hong Kong Ltd.	615,500	1,441,266
SSY Group Ltd.	1,214,000	806,949
Sun Art Retail Group Ltd.	1,228,500	932,507
Tangshan Jidong Cement Co. Ltd., Class A	72,100	159,540
Tencent Holdings Ltd.	324,100	26,075,622
Tingyi Cayman Islands Holding Corp.(d)	1,756,000	3,334,918
Uni-President China Holdings Ltd.	1,155,000	1,247,629
Vinda International Holdings Ltd.(d)	321,000	1,019,261
Vipshop Holdings Ltd., ADR(a)	398,661	9,221,029
Want Want China Holdings Ltd.	4,327,000	3,217,115
Weifu High-Technology Group Co. Ltd., Class A	44,800	169,572
Wharf Holdings Ltd. (The)	1,225,000	4,228,788
Wuchan Zhongda Group Co. Ltd., Class A	270,800	306,952
Yadea Group Holdings Ltd.(b)	1,068,000	2,379,711
Yanzhou Coal Mining Co. Ltd., Class H	1,356,000	1,808,686
Youngor Group Co. Ltd., Class A	247,700	291,031
Yuexiu Property Co. Ltd.	6,212,000	1,544,111
Yum China Holdings Inc.	261,260	17,671,626
Zhejiang Expressway Co. Ltd., Class H	1,278,000	1,109,600

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang Semir Garment Co. Ltd., Class A	120,700	$227,325
Zhejiang Weixing New Building Materials Co. Ltd., Class A	85,200	313,962
Zhongsheng Group Holdings Ltd.	509,000	4,377,802
Zhuzhou CRRC Times Electric Co. Ltd., Class H	488,100	2,368,383
Zhuzhou Kibing Group Co. Ltd., Class A	143,700	381,502
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,199,000	1,445,932
		320,303,213
Cyprus — 0.9%
TCS Group Holding PLC, GDR	88,388	6,646,754

Hungary — 0.5%
Richter Gedeon Nyrt	125,070	3,543,539

India — 13.5%
ACC Ltd.	66,979	1,833,142
Adani Enterprises Ltd.(a)	235,675	4,278,077
Adani Total Gas Ltd.(a)	235,116	4,368,768
Ambuja Cements Ltd.	619,698	2,798,268
Apollo Hospitals Enterprise Ltd.	83,331	3,660,816
Aurobindo Pharma Ltd.	261,236	3,606,895
Balkrishna Industries Ltd.	77,570	2,352,835
Cipla Ltd.(a)	431,464	5,635,480
Colgate-Palmolive India Ltd.	66,683	1,584,239
Container Corp. of India Ltd.	217,319	2,044,215
Dr. Reddy’s Laboratories Ltd.	103,794	7,577,734
HCL Technologies Ltd.	967,891	12,624,570
HDFC Asset Management Co. Ltd.(b)	47,470	1,940,722
Hero MotoCorp Ltd.	106,884	4,425,616
Indus Towers Ltd.	306,957	1,026,384
Infosys Ltd.	1,109,633	21,326,512
Ipca Laboratories Ltd.	62,199	1,776,135
Jubilant Foodworks Ltd.(a)	70,457	3,023,589
Larsen & Toubro Infotech Ltd.(b)	46,732	2,543,765
Lupin Ltd.	2,624	44,094
MRF Ltd.	1,702	1,963,065
Page Industries Ltd.	4,973	2,113,437
REC Ltd.	792,450	1,595,834
Tech Mahindra Ltd.	473,919	6,696,708
Wipro Ltd.	364,404	2,709,468
		103,550,368
Indonesia — 0.1%
Gudang Garam Tbk PT(a)	428,900	994,781

Kuwait — 0.5%
Mobile Telecommunications Co. KSCP	1,929,181	3,810,753

Malaysia — 0.5%
Kossan Rubber Industries	1,140,400	1,114,818
Sime Darby Bhd	2,426,300	1,344,194
Supermax Corp. Bhd	1,334,273	1,329,737
		3,788,749
Philippines — 0.3%
Globe Telecom Inc.	22,150	836,925
PLDT Inc.	67,430	1,855,127
		2,692,052
Qatar — 0.7%
Barwa Real Estate Co.	851,922	731,941
Commercial Bank PSQC (The)	1,768,344	2,557,483
Security	Shares	Value

Qatar (continued)
Ooredoo QPSC	714,059	$1,337,683
Qatar Electricity & Water Co. QSC	235,225	1,017,726
		5,644,833
Russia — 0.3%
Inter RAO UES PJSC	32,582,100	2,249,718

Saudi Arabia — 4.3%
Abdullah Al Othaim Markets Co.	39,323	1,349,860
Advanced Petrochemical Co.	94,583	2,074,887
Arab National Bank	535,009	3,173,715
Banque Saudi Fransi	76,021	735,954
Bupa Arabia for Cooperative Insurance Co.(a)	53,501	1,686,711
Co for Cooperative Insurance (The)	54,616	1,169,433
Dr Sulaiman Al Habib Medical Services Group Co.	46,813	2,059,937
Jarir Marketing Co.	52,431	2,939,513
Mobile Telecommunications Co.(a)	392,677	1,530,815
Mouwasat Medical Services Co.	43,692	2,158,159
National Petrochemical Co.	107,002	1,345,347
SABIC Agri-Nutrients Co.	191,013	5,244,813
Saudi Airlines Catering Co.(a).	5,834	123,703
Saudi Cement Co.	66,975	1,173,324
Saudi Industrial Investment Group	196,616	1,984,486
Yanbu National Petrochemical Co.	225,707	4,198,792
		32,949,449
South Africa — 6.1%
African Rainbow Minerals Ltd.	100,051	1,930,707
Aspen Pharmacare Holdings Ltd.(a)	345,958	4,041,668
Exxaro Resources Ltd.	223,897	2,499,523
Gold Fields Ltd.	791,425	9,980,077
Harmony Gold Mining Co. Ltd.	494,391	2,644,996
Impala Platinum Holdings Ltd.	706,213	12,835,472
Kumba Iron Ore Ltd.	57,440	2,665,251
Mr. Price Group Ltd.	228,222	3,863,524
Rand Merchant Investment Holdings Ltd.	682,943	1,602,896
Reinet Investments SCA	122,302	2,534,297
Tiger Brands Ltd.	148,405	2,383,095
		46,981,506
South Korea — 12.0%
Coway Co. Ltd.	49,354	3,682,723
DB Insurance Co. Ltd.	41,035	1,864,607
E-MART Inc.	17,399	2,480,756
Hana Financial Group Inc.	142,187	5,931,815
Hankook Tire & Technology Co. Ltd.	66,274	2,901,318
Kia Corp.	226,950	17,350,924
Kumho Petrochemical Co. Ltd.	16,301	3,377,457
LG Electronics Inc.	94,849	12,926,907
LG Innotek Co. Ltd.	12,662	2,322,292
LG Uplus Corp.	190,766	2,580,464
POSCO	51,845	16,489,112
S-1 Corp.	15,247	1,107,332
Samsung Electronics Co. Ltd.	217,284	15,674,584
SK Telecom Co. Ltd.	13,397	3,821,433
		92,511,724
Taiwan — 14.9%
Acer Inc.	507,000	581,982
Asustek Computer Inc.	629,000	8,946,001
Catcher Technology Co. Ltd.	429,000	2,839,912
Compal Electronics Inc.	3,733,000	3,154,232
Innolux Corp.	7,793,000	6,821,665

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Inventec Corp.	2,308,000	$2,147,431
Lite-On Technology Corp.	1,886,718	4,502,703
Nien Made Enterprise Co. Ltd.	144,000	2,113,117
Novatek Microelectronics Corp.	515,000	9,889,822
Pegatron Corp.	1,781,000	4,717,792
Phison Electronics Corp.	141,000	2,478,083
Pou Chen Corp.	2,102,000	2,851,792
Powertech Technology Inc.	625,000	2,410,557
Synnex Technology International Corp.	1,190,000	2,564,551
Taiwan Semiconductor Manufacturing Co. Ltd.	1,450,000	31,151,917
United Microelectronics Corp.	10,383,000	19,736,949
Wan Hai Lines Ltd.	495,000	2,589,354
Wistron Corp.	2,406,063	2,666,928
WPG Holdings Ltd.	1,422,160	2,657,528
		114,822,316
Thailand — 0.5%
Krung Thai Bank PCL, NVDR	3,115,600	1,086,445
Krungthai Card PCL, NVDR	804,700	1,877,958
Srisawad Corp. PCL, NVDR	336,600	809,176
		3,773,579
United Arab Emirates — 0.7%
Abu Dhabi Islamic Bank PJSC	1,295,436	1,958,333
Aldar Properties PJSC	3,435,374	3,421,925
		5,380,258
Total Common Stocks — 98.7%
(Cost: $569,423,842)		758,991,987

Preferred Stocks

Brazil — 0.8%
Cia. Paranaense de Energia, Preference Shares, NVS	915,201	1,120,361
Security	Shares	Value

Brazil (continued)
Itausa SA, Preference Shares, NVS	2,237,392	$4,662,217
		5,782,578
Total Preferred Stocks — 0.8%
(Cost: $5,661,704)		5,782,578

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g).	4,021,461	4,023,874

Total Short-Term Investments — 0.5%
(Cost: $4,021,897)		4,023,874

Total Investments in Securities — 100.0%
(Cost: $579,107,443)		768,798,439

Other Assets, Less Liabilities — (0.0)%		(181,122)

Net Assets — 100.0%		$768,617,317

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,386,667	$—	$(3,359,068	)(a)	$(3,613)	$(112)	$4,023,874	4,021,461	$70,551	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,110,000	—	(1,110,000	)(a)	—	—	—	—	473		—
					$(3,613)	$(112)	$4,023,874		$71,024		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	38	06/18/21	$2,586	$48,025

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$82,395,325	$674,000,571	$2,596,091	$758,991,987
Preferred Stocks	5,782,578	—	—	5,782,578
Money Market Funds	4,023,874	—	—	4,023,874
	$92,201,777	$674,000,571	$2,596,091	$768,798,439
Derivative financial instruments(a)
Assets
Futures Contracts	$48,025	$—	$—	$48,025

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

4